Capital (Tables)	6 Months Ended
Jun. 30, 2021
Share Capital and Share Base Payments [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments	The Company has issued BSAs, BSAARs, AGAs and AGAPs as follows:

Date	Types	Number of warrants issued as of 6/30/2021	Number of warrants void as of 6/30/2021	Number of warrants exercised as of 6/30/2021	Number of warrants outstanding as of 6/30/2021	Maximum number of shares to be issued as of 6/30/2021	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	—	425,000	225,000	225,000	2.04
May 27, 2013	BSAAR 2012	146,050	—	85,950	60,100	60,100	2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	—	1,450	188,500	-
October 21, 2016	AGAP Employees 2016-1	2,486	251	135	2,100	273,000	-
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	-
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	-
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	-
April 3,2018	AGAP Employees 2017-1	5,725	833	—	4,892	489,200	-
April 3,2018	AGAP Management 2017-1	2,400	800	—	1,600	160,000	—
April 3,2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	-
November 20, 2018	AGAP Perf Employees 2018-1	327,500	140,000	—	187,500	187,500	-
November 20, 2018	AGAP Perf Management 2018-1	260,000	60,000	—	200,000	200,000	-
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	-
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	-
July 3, 2019	AGA Bonus 2019-1	57,376	—	—	57,376	57,376	-
July 13, 2020	AGA Bonus 2020-1	79,861	—	—	79,861	79,861	-
August 5, 2020	AGAP Employees 2020-1	766,650	176,092	—	590,558	590,558	-
August 5, 2020	AGAP Management 2020-1	710,000	—	—	710,000	710,000	-
July 21, 2020	Stock Options 2020-1	102,000	72,000	—	30,000	30,000	-
November 4, 2019	AGAP 2019 Employees 2019	546,700	149,600	—	397,100	397,100	-
November 4, 2019	AGAP 2019 Management 2019	355,000	30,000	—	325,000	325,000	-
July 29, 2011	BSA 2011-2	225,000	—	183,060	41,940	41,940	-
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	11.00
	Total as of June 30, 2021	6,398,008	642,315	1,524,934	4,230,759	5,661,417